Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Interest Income:
Loans receivable, including fees	$ 2,508	$ 2,549
Securities held to maturity	404	466
Other	22	23
Total Interest Income	2,934	3,038
Interest Expense
Deposits	365	394
Borrowings	189	191
Total Interest Expense	554	585
Net Interest Income	2,380	2,453
(Credit) provision for Loan Losses	(52)	150
Net Interest Income after Provision for Loan Losses	2,432	2,303
Non-Interest Income
Fees and service charges	84	110
Income from bank owned life insurance	53	53
Other	26	21
Total Non-Interest Income	163	184
Non-Interest Expenses
Salaries and employee benefits	1,080	947
Directors compensation	113	109
Occupancy and equipment	327	356
Service bureau fees	144	161
Advertising	30	39
FDIC assessment	71	91
Professional services	172	131
Other	321	283
Total Non-Interest Expenses	2,258	2,117
Income before Income Taxes	337	370
Income Tax Expense	121	127
Net Income	216	243
Weighted average number of shares of common stock Outstanding basic and diluted (in Shares)	4,946	4,928
Earnings per share - basic and diluted (in Dollars per share)	$ 0.04	$ 0.05
Defined benefit pension plans:
Reclassification adjustment for prior service cost included in net income, net of tax of $3 and $-, respectively	(4)	1
Actuarial loss arising during the period, net of tax of ($3) and $-, respectively	4
Reclassification adjustment for net actuarial loss (gain) included in net income, net of tax of ($4) and $1, respectively	5	(2)
Total Other comprehensive income (loss)	5	(1)
Comprehensive income	$ 221	$ 242